Business Combination (Details) - Schedule of fair values of the identifiable assets (Parentheticals)	Nov. 09, 2021 shares
Business combinations [Member]
Business Combination (Details) - Schedule of fair values of the identifiable assets (Parentheticals) [Line Items]
Common shares transferred at closing	415,000